Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficiency) (Unaudited) - USD ($)	Warrants Issued in Bridge Financing [Member] Preferred Stock [Member]	Warrants Issued in Bridge Financing [Member] Common Stock [Member]	Warrants Issued in Bridge Financing [Member] Additional Paid-in Capital [Member]	Warrants Issued in Bridge Financing [Member] Retained Earnings [Member]	Warrants Issued in Bridge Financing [Member]	Warrant Issued for Technology License[Member] Preferred Stock [Member]	Warrant Issued for Technology License[Member] Common Stock [Member]	Warrant Issued for Technology License[Member] Additional Paid-in Capital [Member]	Warrant Issued for Technology License[Member] Retained Earnings [Member]	Warrant Issued for Technology License[Member]	Conversion from Convertible Debentures to Conversion Units [Member] Preferred Stock [Member]	Conversion from Convertible Debentures to Conversion Units [Member] Common Stock [Member]	Conversion from Convertible Debentures to Conversion Units [Member] Additional Paid-in Capital [Member]	Conversion from Convertible Debentures to Conversion Units [Member] Retained Earnings [Member]	Conversion from Convertible Debentures to Conversion Units [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018																3,450	11
Balance at Dec. 31, 2018																$ 1,971,333	$ 0	$ 37,483,204	$ (40,476,884)	$ (1,022,347)
Issuance of common stock for services (in shares)																0	162			162
Issuance of common stock for services																$ 0	$ 0	24,000	0	$ 24,000
Stock option expense																0	0	104,420	0	104,420
Net loss																$ 0	$ 0	0	(2,370,629)	(2,370,629)
Sale of convertible preferred stock for cash and cancellation of note payable (in shares)																1,700	0
Sale of convertible preferred stock for cash and cancellation of note payable																$ 1,542,950	$ 0	147,050	0	1,690,000
Conversion of preferred stock to common stock (in shares)																(2,664)	14,819
Conversion of preferred stock to common stock																$ (1,581,850)	$ 15	1,581,835	0	0
Balance (in shares) at Dec. 31, 2019																2,486	14,992
Balance at Dec. 31, 2019																$ 1,932,433	$ 15	39,340,509	(42,847,513)	(1,574,556)
Issuance of common stock for services (in shares)																0	521
Issuance of common stock for services																$ 0	$ 1	5,999	0	6,000
Net loss																			(595,694)	(595,694)
Sale of convertible preferred stock for cash and cancellation of note payable (in shares)																300
Sale of convertible preferred stock for cash and cancellation of note payable																$ 300,000				300,000
Conversion of preferred stock to common stock (in shares)																(2,386)	674,067
Conversion of preferred stock to common stock																$ (1,856,338)	$ 674	1,855,664
Balance (in shares) at Mar. 31, 2020																400	689,580
Balance at Mar. 31, 2020																$ 376,095	$ 690	41,202,172	(43,443,207)	(1,864,250)
Balance (in shares) at Dec. 31, 2019																2,486	14,992
Balance at Dec. 31, 2019																$ 1,932,433	$ 15	39,340,509	(42,847,513)	(1,574,556)
Net loss																				(1,621,546)
Balance (in shares) at Sep. 30, 2020																100	3,559,473
Balance at Sep. 30, 2020																$ 76,095	$ 3,559	55,203,149	(44,469,059)	10,813,744
Balance (in shares) at Dec. 31, 2019																2,486	14,992
Balance at Dec. 31, 2019																$ 1,932,433	$ 15	39,340,509	(42,847,513)	(1,574,556)
Sale of common stock for cash (in shares)																0	2,310,000
Sale of common stock for cash																$ 0	$ 2,310	11,156,186	0	$ 11,158,496
Common stock issued (in shares)																0	286,902			36,902
Issuance of common stock upon warrant exercise																$ 0	$ 287	2,213	0	$ 2,500
Issuance of common stock for services (in shares)																0	26,581			26,581
Issuance of common stock for services																$ 0	$ 27	94,373	0	$ 94,400
Stock option expense																0	0	18,730	0	18,730
Net loss																0	0	0	(2,958,068)	(2,958,068)
Warrants issued in bridge financing																$ 0	$ 0	457,833	0	457,833
Sale of convertible preferred stock for cash and cancellation of note payable (in shares)																300	0
Sale of convertible preferred stock for cash and cancellation of note payable																$ 300,000	$ 0	0	0	300,000
Conversion of preferred stock to common stock (in shares)																(2,686)	716,790
Conversion of preferred stock to common stock																$ (2,156,338)	$ 717	2,155,621	0	0
Common stock issued for cancellation of accrued compensation (in shares)																0	300,001
Issuance of common stock upon cancellation of accrued compensation																$ 0	$ 300	1,499,700	0	1,500,000
Balance (in shares) at Dec. 31, 2020																100	3,834,095
Balance at Dec. 31, 2020																$ 76,095	$ 3,834	55,294,504	(45,805,581)	9,568,852
Balance (in shares) at Mar. 31, 2020																400	689,580
Balance at Mar. 31, 2020																$ 376,095	$ 690	41,202,172	(43,443,207)	(1,864,250)
Issuance of common stock for services (in shares)																0	2,124
Issuance of common stock for services																$ 0	$ 2	11,998	0	12,000
Net loss																$ 0	$ 0	0	(455,204)	(455,204)
Warrants issued in bridge financing	$ 0	$ 0	$ 457,833	$ 0	$ 457,833
Balance (in shares) at Jun. 30, 2020																400	691,704
Balance at Jun. 30, 2020																$ 376,095	$ 692	41,672,003	(43,898,411)	(1,849,621)
Sale of common stock for cash (in shares)																0	2,310,000
Sale of common stock for cash																$ 0	$ 2,310	11,156,186	0	11,158,496
Common stock issued (in shares)																0	36,902
Issuance of common stock for services (in shares)																0	517
Issuance of common stock for services																$ 0	$ 0	6,000	0	6,000
Net loss																$ 0	$ 0	0	(570,648)	(570,648)
Conversion of preferred stock to common stock (in shares)											0	177,626				(300)	42,723
Conversion of preferred stock to common stock											$ 0	$ 177	$ 569,340	$ 0	$ 569,517	$ (300,000)	$ 43	299,957	0	0
Warrants exercised for common stock																$ 0	$ 37	(37)	0	0
Common stock issued for cancellation of accrued compensation (in shares)																0	300,001
Issuance of common stock upon cancellation of accrued compensation																$ 0	$ 300	1,499,700	0	1,500,000
Balance (in shares) at Sep. 30, 2020																100	3,559,473
Balance at Sep. 30, 2020																$ 76,095	$ 3,559	55,203,149	(44,469,059)	10,813,744
Balance (in shares) at Dec. 31, 2020																100	3,834,095
Balance at Dec. 31, 2020																$ 76,095	$ 3,834	55,294,504	(45,805,581)	9,568,852
Sale of common stock for cash (in shares)																0	1,644,000
Sale of common stock for cash																$ 0	$ 1,644	9,407,276	0	9,408,920
Common stock issued (in shares)																0	835,900
Issuance of common stock upon warrant exercise																$ 0	$ 836	3,173,320	0	3,174,156
Issuance of common stock for services (in shares)																0	1,472
Issuance of common stock for services																$ 0	$ 1	5,999	0	6,000
Stock option expense																		56,190		56,190
Net loss																			(1,562,778)	(1,562,778)
Balance (in shares) at Mar. 31, 2021																100	6,315,467
Balance at Mar. 31, 2021																$ 76,095	$ 6,315	67,937,289	(47,368,359)	20,651,340
Balance (in shares) at Dec. 31, 2020																100	3,834,095
Balance at Dec. 31, 2020																$ 76,095	$ 3,834	55,294,504	(45,805,581)	$ 9,568,852
Issuance of common stock for services (in shares)																				13,707
Net loss																				$ (4,827,314)
Balance (in shares) at Sep. 30, 2021																0	6,381,541
Balance at Sep. 30, 2021																$ 0	$ 6,382	68,630,363	(50,632,895)	18,003,850
Balance (in shares) at Mar. 31, 2021																100	6,315,467
Balance at Mar. 31, 2021																$ 76,095	$ 6,315	67,937,289	(47,368,359)	20,651,340
Issuance of common stock for services (in shares)																0	12,235
Issuance of common stock for services																$ 0	$ 13	65,828	0	65,841
Stock option expense																0	0	56,190	0	56,190
Net loss																$ 0	$ 0	0	(1,314,033)	(1,314,033)
Repurchase of preferred stock (in shares)																(100)	0
Repurchase of preferred stock																$ (76,095)	$ 0	75,095	0	(1,000)
Balance (in shares) at Jun. 30, 2021																0	6,327,702
Balance at Jun. 30, 2021																$ 0	$ 6,328	68,134,402	(48,682,392)	19,458,338
Common stock issued (in shares)																0	53,839
Issuance of common stock upon warrant exercise																$ 0	$ 54	229,946	0	230,000
Stock option expense																0	0	56,190	0	56,190
Net loss																$ 0	$ 0	0	(1,950,503)	(1,950,503)
Warrants issued in bridge financing						$ 0	$ 0	$ 209,825	$ 0	$ 209,825
Balance (in shares) at Sep. 30, 2021																0	6,381,541
Balance at Sep. 30, 2021																$ 0	$ 6,382	$ 68,630,363	$ (50,632,895)	$ 18,003,850